Loans and Borrowings - Additional Information (Details) € in Millions, $ in Millions			6 Months Ended
	Oct. 13, 2023 EUR (€)	Oct. 13, 2023 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)
Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Early repayment of borrowings | €	€ 100.0		€ 100.0
USD Term Loan
Disclosure of detailed information about borrowings [line items]
Redemption payment				$ 450.0
USD Term Loan | Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Early repayment of borrowings		$ 450.0